CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net unrealized gain (loss) arising during the period, tax	(6,310.3)	3,771.9	(782.3)
Reclassification adjustment for net (gain)/loss included in net income, tax	(10.0)	(103.8)	36.5